Share Capital and Public Offerings (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital and Public Offerings [Abstract]
Schedule of Common Share Warrant Activity	The following table summarizes the common share warrant activity for the six months ended June 30, 2023:
Balance at January 1, 2023	19,045,043
Issuances	-
Exercises	-
Balance at June 30, 2023	19,045,043

Schedule of Stock Option Activity	The following table summarizes total stock option activity for the year ended June 30, 2023:
	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2022	1,333,123	-
Granted	-	-
Exercised	-	-
Expired/cancelled	(245,809)	-
Balance at June 30, 2023	1,087,314	$1.29
Options vested and exercisable	384,300
Options expected to vest	703,014

Schedule of Unvested Stock Option	The following table summarizes unvested stock option activity for the year ended December 31, 2022:
	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2021	-	-
Granted	1,333,123	-
Vested	(50,000)	$0.22
Forfeited	-
Balance at December 31, 2022	1,283,123	$0.25